Liquidity and Going Concern (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2021 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	¥ 386,297
Net operating cash outflow	459,303
Net current liabilities	¥ 325,113